SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2026
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Interest paid	$224	$199	$566	$492
Income taxes paid	$62	$55	$276	$252
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges and includes dividends paid on our exchangeable shares classified as liabilities.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Accounts receivable	$11	$(17)	$86	$(22)
Accounts payable and other	146	151	(91)	30
Changes in non-cash working capital, net	$157	$134	$(5)	$8